Subordinated Debentures (Trust Preferred Securities) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of deferred consecutive quarterly periods without default or penalty, maximum	20
Accrued but unpaid interest expense	$ 553,127
Colony Bankcorp Statutory Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Jun. 17, 2004
Amount	4,500,000
3 month Libor Rate (in hundredths)	0.308%
Added Points (in hundredths)	2.68%
Total Interest rate (in hundredths)	2.988%
Maturity	Jun. 14, 2034
5 Years Call Option	Jun. 17, 2009
Colony Bankcorp Capital Trust I [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Apr. 13, 2006
Amount	5,000,000
3 month Libor Rate (in hundredths)	0.311%
Added Points (in hundredths)	1.50%
Total Interest rate (in hundredths)	1.811%
Maturity	Apr. 13, 2036
5 Years Call Option	Apr. 13, 2011
Colony Bankcorp Capital Trust II [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Mar. 12, 2007
Amount	9,000,000
3 month Libor Rate (in hundredths)	0.311%
Added Points (in hundredths)	1.65%
Total Interest rate (in hundredths)	1.961%
Maturity	Mar. 12, 2037
5 Years Call Option	Mar. 12, 2012
Colony Bankcorp Capital Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Sep. 14, 2007
Amount	$ 5,000,000
3 month Libor Rate (in hundredths)	0.31325%
Added Points (in hundredths)	1.40%
Total Interest rate (in hundredths)	1.71325%
Maturity	Sep. 14, 2037
5 Years Call Option	Sep. 14, 2012